Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax receivable	$ 352	$ 359
Advanced payment to suppliers	1,025	220
Deposits, current	3	5
Other current assets		1
Total other current assets	$ 1,380	$ 555